Business Combinations and Divestitures (Details) $ in Millions			12 Months Ended
	Oct. 01, 2015 USD ($)	Feb. 27, 2015 USD ($) a shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Carrying value of net assets sold			$ 31.0
Sale leaseback transaction, transaction costs			0.4
Sale leaseback transaction, current period gain recognized			107.3
Harvey E Yates Company [Member]
Business Acquisition [Line Items]
Number of gross acres in acreage acquired | a		58,600
Number of net acres in acreage acquired | a		18,200
Business combination, consideration transferred, liabilities incurred		$ 33.6
Shares issued upon conversion | shares		10
Purchase price adjustments for production, revenues and operating and capital expenditures		$ 4.5
Liabilities assumed		4.5
Transaction costs				$ 2.5
Total consideration given		223.5
Deferred tax liabilities incurred		$ (76.8)
Harvey E Yates Company [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Shares issued for acquisition | shares		3,300,000
Harvey E Yates Company [Member] | Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Shares issued for acquisition | shares		150,000
EnLink [Member]
Business Acquisition [Line Items]
Purchase price adjustments for production, revenues and operating and capital expenditures	$ 3.6
Proceeds from sale of oil and gas property and equipment	143.4
Proceeds from sale of oil and gas property and equipment net of purchase price adjustments	$ 139.8
Gas gathering and processing agreement, term	15 years
Sale leaseback transaction, deferred gain			$ 108.4